Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	000-55984
Entity Registrant Name	iQSTEL Inc.
Entity Central Index Key	0001527702
Entity Tax Identification Number	45-2808620
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Aragon Avenue
Entity Address, Address Line Two	Suite 375
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(954)
Local Phone Number	951-8191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IQST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false